SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

12.SHARE-BASED COMPENSATION

In September 2009, the Group adopted the 2009 Share Incentive Plan which allows the Group to offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”). In March 2015, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 430,000,000. In June 2023, the Group adopted the 2023 Share Incentive Plan (collectively with 2009 Share Incentive Plan, the “Incentive Award Plans”), which allows the Group to offer incentive awards up to 20,000,000 ordinary shares to Participants. In June 2024, the Group increased the maximum number of incentive awards available under the 2023 Share Incentive Plan to 300,000,000. The Group either uses treasury shares or issues shares upon the exercise of share options and the vesting of nonvested restricted stocks. The incentive awards granted under the Incentive Award Plans typically have a maximum life of ten years and vest in typical ways as listed below:

a.)Vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years;

b.)Vest over a period of ten years in equal yearly installments;

As of December 31, 2024, the Group had granted a total of 273,796,350 options and 350,934,830 nonvested restricted stocks in total, which were subject to adjustment on performance condition.

Share options

In 2023, the Group granted 28,625,350 share options to senior officers, which was in five tranches with performance conditions, and the vesting of each of the five tranches commences respectively at the first, second, third, fourth, and fifth anniversary of grant date. Each tranche is accounted for as a separate award with the same grant date, the same service inception date and its own requisite service period. The actual number of share options that could be exercised is contingent on certain financial performance of the year when vesting of share option commences. The Group reassesses the performance condition at each reporting period for true up. For each tranche, 50% vests on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years and will become exercisable if certain performance conditions are met during the five - year period ending December 31, 2027.

The weighted - average grant date fair value for options granted during the year ended December 31, 2023 was US$2.22 per share, computed using the binomial option pricing model. The binomial option pricing model required the input of subjective assumptions including the expected stock price volatility and the expected price multiple at which employees were likely to exercise stock options. The Group used historical data to estimate forfeiture rate. Expected volatilities were based on the average historical equity volatility of the Group. The risk - free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve in effect at the time of grant.

The fair value of stock options was estimated using the following significant assumptions:

2023
Suboptimal exercise factor	2.80
Risk-free interest rate	3.61%
Volatility	49.31%
Dividend yield	0.80%
Life of option	10 years

The following table summarized the Group’s share option activity under the option plans:

			Weighted
		Weighted	Average	Aggregate
	Number of	Average	Remaining	Intrinsic
	Options	Exercise Price	Contractual Life	Value
		US$	Years	US$’million
Share options outstanding at January 1, 2024	28,519,100	2.80
Adjusted for performance conditions	(499,440)	2.80
Share options outstanding at December 31, 2024	28,019,660	2.80	8.41	14
Share options vested or expected to vest at December 31, 2024	25,868,440	2.80	8.41	13
Share options exercisable at December 31, 2024	—	—	—	—

Given the actual number of share options that could be exercised is contingent on certain financial performance of the year when vesting commences, the share - based compensation expenses related to these options would be recognized when the financial performance is expected to be met. The Group didn’t record any compensation expenses relating to options awarded indexed to financial performance beyond the year ended December 31, 2024. The total share based compensation expenses relating to these options was RMB257.

As of December 31, 2024, there was RMB98 in total unrecognized compensation expense related to the option arrangements, which is expected to be recognized over a weighted - average period of 2.92 years.

Nonvested restricted stocks

The fair value of nonvested restricted stock with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

In 2022, the Group granted 31,683,100 nonvested restricted stocks, respectively to senior officers and managers, each was in ten tranches with performance conditions. Each tranche is accounted for as a separate award with the same grant date, its own service inception date and requisite service period. The share-based compensation cost is recognized for each vesting tranche during the respective service period based on the estimated performance conditions at the service inception date. The Group reassesses the performance condition at each reporting period for true up. For each tranche, 50% vests on the second anniversary of the vesting commencement date with the remaining 50% vesting ratably over the following two years.

In 2023, the Group granted 28,625,350 nonvested restricted stocks to senior officers, with the same terms of the options granted in 2023. The share-based compensation expenses related to these nonvested restricted stocks would be recognized when the financial performance is expected to be met. The Group didn’t record any compensation expenses relating to incentive shares which are indexed to financial performance beyond the year ended December 31, 2024. The total share based compensation expenses relating to these nonvested restricted stocks was RMB417.

The following table summarized the Group’s nonvested restricted stock activities in 2024.

		Weighted Average
	Number of	Grant Date
	Restricted Stocks	Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2024	95,061,300	2.54
Granted	43,408,450	3.05
Forfeited	(1,646,500)	2.84
Vested	(8,665,710)	1.44
Adjusted for performance conditions	(620,530)	3.15
Nonvested restricted stocks outstanding at December 31, 2024	127,537,010	2.78

As of December 31, 2024, there was RMB1,640 in unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted stocks, which is expected to be recognized over a weighted-average period of 6.26 years.

The total fair value of nonvested restricted stocks vested in 2022, 2023 and 2024 was RMB234, RMB286 and RMB224, respectively.

For the years ended December 31, 2022, 2023 and 2024, the Group recognized share-based compensation expenses of RMB87, RMB143 and RMB322, respectively, which were classified as follows:

	Years Ended December 31,
	2022	2023	2024
Hotel operating costs	33	31	31
Selling and marketing expenses	4	6	6
General and administrative expenses	50	106	285
Total	87	143	322